RESTRUCTURING COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
RESTRUCTURING COSTS
Restructuring costs	$ 7,118	$ 14,844
Restructuring provision	$ 2,500